Common Stock Warrants (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2026	May 27, 2026	Oct. 31, 2025	Jun. 04, 2024	May 02, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 19, 2024	Jun. 30, 2024	Jun. 07, 2024	Dec. 31, 2023
Common Stock Warrants [Line Items]
Warrants exercisable											31,666
Number of warrants issued										31,666	495,476	495,476
Warrant exercise price (in Dollars per share)						$ 0		$ 0		$ 0
Common stock shares, issued						1,499,838		1,499,838		1,176,477	536,908
Warrants issued					1,232
Exercise price amount (in Dollars)					$ 2,450
Number of warrants exercisable					172
Exercise price of warrants exercisable amount (in Dollars)					$ 2,625
Aggregate net proceeds										$ 6,609,831	$ 83,233
Cashless exercises										6,327	495,476
Purchase share		1
Changes in fair value of warrant liability						$ (66,702)	$ 62,112	$ (75,559)	$ 470,674	$ 319,537	$ 3,447,737
Warrant liability (in Dollars)						$ 555,306		$ 555,306		$ 479,747	$ 799,284
Pre Funded Warrants [Member]
Common Stock Warrants [Line Items]
Warrants exercisable				31,674									31,666
Number of warrants issued										25,339	31,674
Aggregate shares				31,666
Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Warrants exercisable						178,522		178,522
Number of warrants issued													178,255
Warrant exercise price (in Dollars per share)				$ 227.325						$ 6.32
Common stock shares, issued											67
Warrants issued						356,510		356,510		1,488,680
Changes in fair value of warrant liability										$ (116,137)	$ (3,447,737)
Series B Warrants [Member]
Common Stock Warrants [Line Items]
Number of warrants issued											178,255
Warrant exercise price (in Dollars per share)										$ 3			$ 3
Common stock shares, issued												177,987
Aggregate shares				178,255
Warrants issued						178,255		178,255			178,255
Advisory Warrants [Member]
Common Stock Warrants [Line Items]
Warrants exercisable						300,000		300,000		300,000
Warrant exercise price (in Dollars per share)						$ 6.95		$ 6.95		$ 6.95
Common stock shares, issued						100,000		100,000		100,000
Warrants issued										400,000
Changes in fair value of warrant liability						$ (66,702)
Series A Warrants [Member]
Common Stock Warrants [Line Items]
Number of warrants issued											178,255
Warrant exercise price (in Dollars per share)										$ 75.95
Aggregate shares				178,255
Warrants issued						178,255		178,255			178,255
Warrant Exercises [Member]
Common Stock Warrants [Line Items]
Warrants exercisable				31,674										31,674
Placement Agent Warrants [Member]
Common Stock Warrants [Line Items]
Number of warrants issued						44,660		44,660		44,660
Warrant exercise price (in Dollars per share)				$ 227.5		$ 9.47		$ 9.47		$ 9.47	$ 227.5
Common stock shares, issued				1,758							1,758
Purchase price of prefunded warrants (in Dollars per share)				$ 227.325							$ 227.325
Warrants to purchase shares of common stock								400,000		400,000
Warrants issued										44,660
Common Stock [Member]
Common Stock Warrants [Line Items]
Aggregate shares						17,900	190,177	82,174	215,482	260,030	3,671
Common Stock [Member] | Pre Funded Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share										364,801
Common Stock [Member] | Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share										1,488,680
Common Stock [Member] | Series B Warrants [Member]
Common Stock Warrants [Line Items]
Warrant exercise price (in Dollars per share)										$ 1.75			$ 1.75
Securities Purchase Agreement [Member]
Common Stock Warrants [Line Items]
Gross proceeds (in Dollars)		$ 3,800,000
Securities Purchase Agreement [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share	100,000
Minimum [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)															$ 1,225
Minimum [Member] | Advisory Warrants [Member]
Common Stock Warrants [Line Items]
Warrant exercise price (in Dollars per share)						$ 6.95		$ 6.95		6.95
Maximum [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)															$ 2,450
Maximum [Member] | Advisory Warrants [Member]
Common Stock Warrants [Line Items]
Warrant exercise price (in Dollars per share)						$ 7.5		$ 7.5		$ 7.5
2025 Private Placement [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share			364,801
2025 Private Placement [Member] | Common Stock [Member] | Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share			1,488,680
2025 Private Placement [Member] | Securities Purchase Agreement [Member] | Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Warrant exercise price (in Dollars per share)			$ 6.32
2025 Private Placement [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Common Stock Warrants [Line Items]
Aggregate shares			744,340
2026 Private Placement [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share	511,541
2026 Private Placement [Member] | Common Stock [Member] | Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Purchase share	1,156,774
2026 Private Placement [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Common Stock Warrants [Line Items]
Warrant exercise price (in Dollars per share)	$ 6.57
Aggregate shares	578,387